Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Postemployment Benefits [Abstract]
Employee Benefit Plans

8. Employee Benefit Plans

We sponsor a 401(k) plan that stipulates that eligible employees can elect to contribute to the 401(k) plan, subject to certain limitations, up to the lesser of the statutory maximum or 100% of eligible compensation on a pre-tax basis. Through December 2012, we have not elected to match employee contributions as permitted by the plan. We pay the administrative costs for the plan.